Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	COMMUNICATIONS — 2.3%
180,500	Activision Blizzard, Inc.	$15,448,995
	CONSUMER DISCRETIONARY — 4.8%
850,000	Cie Generale des Etablissements Michelin SCA - ADR[1]	12,877,500
181,400	Lennar Corp. - Class A	19,066,954
78	Lennar Corp. - Class B	6,967
		31,951,421
	CONSUMER STAPLES — 8.8%
271,800	Coca-Cola Co.	16,859,754
57,700	Constellation Brands, Inc. - Class A	13,033,853
103,700	Procter & Gamble Co.	15,419,153
180,400	Sysco Corp.	13,932,292
		59,245,052
	ENERGY — 4.2%
637,000	Coterra Energy, Inc.	15,631,980
124,000	Phillips 66	12,571,120
		28,203,100
	FINANCIALS — 15.3%
58,900	Ameriprise Financial, Inc.	18,052,850
149,700	Blackstone, Inc.	13,149,648
147,700	Capital One Financial Corp.	14,202,832
134,800	Cincinnati Financial Corp.	15,108,384
152,500	Commerce Bancshares, Inc.	8,898,375
108,400	Cullen/Frost Bankers, Inc.	11,418,856
1,456,400	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	9,306,396
96,600	PNC Financial Services Group, Inc.	12,277,860
		102,415,201
	HEALTH CARE — 11.8%
194,900	Alcon, Inc.[1]	13,748,246
69,300	Amgen, Inc.	16,753,275
76,200	Danaher Corp.	19,205,448
139,900	Medtronic PLC[1]	11,278,738
172,100	Merck & Co., Inc.	18,309,719
		79,295,426
	INDUSTRIALS — 11.2%
62,100	General Dynamics Corp.	14,171,841

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
82,100	Honeywell International, Inc.	$15,690,952
106,500	Oshkosh Corp.	8,858,670
60,800	Parker-Hannifin Corp.	20,435,488
155,300	Xylem, Inc.	16,259,910
		75,416,861
	MATERIALS — 10.6%
428,300	Corteva, Inc.	25,830,773
83,000	Ecolab, Inc.	13,738,990
49,800	Martin Marietta Materials, Inc.	17,681,988
161,000	RPM International, Inc.	14,045,640
		71,297,391
	REAL ESTATE — 3.6%
106,300	Crown Castle, Inc. - REIT	14,227,192
148,700	Equity LifeStyle Properties, Inc. - REIT	9,982,231
		24,209,423
	TECHNOLOGY — 20.3%
48,800	Adobe, Inc.*	18,806,056
62,600	ANSYS, Inc.*	20,833,280
75,300	Autodesk, Inc.*	15,674,448
249,400	Microchip Technology, Inc.	20,894,732
91,000	Microsoft Corp.	26,235,300
131,600	QUALCOMM, Inc.	16,789,528
187,000	Sony Group Corp. - ADR[1]	16,951,550
		136,184,894
	UTILITIES — 5.0%
150,200	Atmos Energy Corp.	16,876,472
248,000	Xcel Energy, Inc.	16,725,120
		33,601,592
	TOTAL COMMON STOCKS
	(Cost $581,378,644)	657,269,356

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.6%
10,649,601	Goldman Sachs Financial Square Government Fund - Institutional, 4.66%[2]	$10,649,601
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,649,601)	10,649,601
	TOTAL INVESTMENTS — 99.5%
	(Cost $592,028,245)	667,918,957
	Other Assets in Excess of Liabilities — 0.5%	3,302,445
	TOTAL NET ASSETS — 100.0%	$671,221,402

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.